Additional paid-in capital (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Paid-in Capital
Risk-free interest rate	4.15%	3.05%	0.87%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	4 years 10 months 24 days	4 years 6 months	4 years 9 months 18 days
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	145.00%	123.00%	278.00%
Forfeiture rate	0.00%	0.00%	0.00%